MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
                   Two World Trade Center
                  New York, New York  10048
                       (212) 392-1600







January 10, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter European Growth Fund Inc.
     File #811-6044
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 28, 2000.

                                         Very  truly  yours,
/s/Todd                                                 Lebo
ToddLebo
Assistant Secretary



cc: Barry Fink Esq.
      Larry Greene